Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-39223
Entity Registrant Name	Sadot Group Inc.
Entity Central Index Key	0001701756
Entity Tax Identification Number	47-2555533
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	295 E. Renfro Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Burleson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76028
City Area Code	(832)
Local Phone Number	604-9568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SDOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false